Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (except for four vessels for which a fixed daily fee of $280 was charged by the Manager as part of the services are
provided by a third party manager) or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. The Manager has subcontracted the technical management of some of the vessels to
a
 ship-management company, Brave Maritime Corp. Inc. (“Brave
”), which is affiliated with members of the family of the Company’s Chief Executive Officer
. This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).

The Manager provides crew management services to the Company’s vessels (except for four vessels managed by a third party manager). These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel (the “Crew management fees”).

The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to
1
% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred. The commission fees relating to vessels sold (“Commissions – vessels sold”) and the assets
held for sale (“Commissions –
assets
held for sale”) are included in the consolidated statement of operations.
In addition to management services, the Company reimburses the Manager for the compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor and its Chief Technical Officer (the “Executive compensation”).
The current account balance with the Manager at December 31, 2021 and at December 31, 2022 was a receivable of $63,767 and a liability of
$
2,476,663, respectively. The balance mainly represents payments made by the Manager on behalf of the ship-owning companies, net of cash advances provided to the Manager.
The current account balance with Imperial at December 31, 2021 was a payable of $355,023 (2022:nil) and mainly represented revenues collected by the Company on behalf of Imperial and its subsidiaries. Imperial and the Company have common management.
Furthermore, the current account balance with entities that the Company owns 50.1% equity interests (Note 7) amounted to a liability of $1,136,682 and nil as of December 31, 2021 and 2022, respectively. The liability mainly represented revenues collected by the Company on behalf of these entities.
The Company rents office space from the Manager and incurs a rental expense (the “Rental expense”).
On April 1, 2020, the Company entered into a supervision agreement with Brave for the supervision of the construction of the vessel “Eco Blizzard” for a fixed fee of Euro 390,000 (the “Supervision fees”). This vessel was delivered to the Company on February 5, 2021.
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2020	2021	2022
Management fees	Management fees – related party	5,599,351	5,831,900	5,242,990
Brokerage commissions	Voyage expenses – related party	1,799,209	1,867,100	1,871,071
Superintendent fees	Vessels’ operating expenses – related party	38,000	117,000	120,000
Crew management fees	Vessels’ operating expenses – related party	912,500	948,750	915,450
Commissions – vessels sold	Net loss on sale of vessels	54,000	81,000	120,250
Commissions – assets held for sale	Impairment loss	—	125,000	108,000
Executive compensation	General and administrative expenses	994,840	1,028,386	924,503
Rental expense	General and administrative expenses	90,121	97,726	88,326

		December 31,
	Location in balance sheet	2021	2022
Commissions – vessels purchased	Vessels, net	289,347	—
Supervision fees	Advances for vessel under construction/Vessels, net	236,521	—
On June 5, 2020, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Eco Alice” and “Eco Texiana” for $24,000,000 and $19,500,000, respectively. The vessels were delivered to the Company on September 30, 2020 and June 19, 2020, respectively.

On May 18, 2021, the Company entered into an agreement with Brave for the acquisition of a call option to acquire
51
% interests in Gas Enterprises International Inc. with an exercise price of $
1,398,675
. The Company paid to Brave an option premium of $
1,950,000
. Gas Enterprises International Inc. currently has an LPG vessel under construction. The option was exercised and Gas
Enterprises International Inc. was contributed by its owners to MGC Agressive Holdings Inc. (Note 7).
During July 2022, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of two vessels that are currently under construction for a total cost of $117 million. Advances paid for the acquisition of these vessels amounted to $23,400,000 as of December 31, 2022 (Note 5).